Label	Element	Value
FPA Flexible Fixed Income Fund | FPA Flexible Fixed Income Fund - Institutional and Advisor Class
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	oef_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	FPA Flexible Fixed Income Fund seeks to provide long-term total return, which includes income and capital appreciation, while considering capital preservation.
Expense Heading [Optional Text]	oef_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and example below do not reflect commissions that a shareholder may be required to pay directly to a broker or other financial intermediary when buying or selling shares of the Fund.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2026
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The figures are based on total annual Fund operating expenses after expense reimbursement, but the example reflects the Fund's expense reimbursement only for the term of the contractual expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio. The Fund's portfolio turnover rate may vary from year to year as well as within a year.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	58.00%
Strategy [Heading]	oef_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal circumstances, the Fund's portfolio manager invests at least 80% of the value of its assets in a diversified portfolio of debt instruments. The debt instruments (bonds, debentures, notes, loans, convertible debt and other debt-related or fixed income instruments) will generally comprise the core of the Fund's portfolio, including, but not limited to the, following:

•  Debt instruments issued by corporations, municipalities, governments, and their agencies and instrumentalities, including high yield bonds (sometimes called "junk" bonds), mortgage-backed pools, and obligations of supra-national agencies, including international development institutions that provide global financing and advisory services for economic development; and/or

•  Structured debt instruments including, commercial mortgage-backed securities (CMBS), residential mortgage-backed securities (RMBS), asset-backed securities (ABS), collateralized loan obligations (CLOs), collateralized debt obligations (CDOs), whole loans, structured notes, and similar such issues; and

•  Privately placed debt instruments, including securities initially offered and sold without registration pursuant to Rule 144A under the Securities Act of 1933, as amended (Rule 144A Securities).

The Fund's 80% investment policy is a non-fundamental investment policy that may be changed by the Fund's Board without shareholder approval upon at least 60 days' notice to shareholders.

The portfolio manager may also invest opportunistically using other non-principal investments and/or strategies including, but not limited to:

•  Cash and cash equivalents;

•  Preferred shares, including convertible preferred securities;

•  Equity residuals of structured debt transactions;

•  Common shares, rights, and warrants: (i) attached to securities purchased or held; or (ii) in connection with conversion, corporate restructuring and/or recapitalization;

•  Derivatives including forwards, options, futures, swaps, and others;

•  Exchange Traded Funds ("ETF" or "ETFs"), generally to replicate exposure that cannot otherwise or might be less efficiently obtained through other investments or strategies;

•  Selling short investments including, selling short or creating short exposure through the use of derivatives and/or ETFs (including long ETFs that replicate short exposure), in each case for hedging purposes, or selling short investments that the portfolio expects to receive in a recapitalization, reorganization, or other exchange for securities the portfolio contemporaneously owns or has the right to obtain, and uncovered or naked short selling; and

•  Currency, for both hedging and investment purposes.

The portfolio manager may also invest in cash equivalents, which may include publicly traded debt securities issued by the US Government or agencies of the US government, certificates of deposit, commercial paper, repurchase agreements, bankers' acceptance, and other similar short-term investments. Cash equivalents shall generally have maturities of 13 months or less.

The Fund will follow the general investment limitations below:

The Fund may invest up to 75% of its total assets in securities rated less than "A" (or its equivalent) by a nationally recognized statistical rating organization ("NRSRO"). If the security is rated by more than one NRSRO, the lowest rating shall be utilized. "A" or equivalent includes the plus (+) or minus (-) within the rating category.

The Fund may invest up to 25% of its total assets in: (i) non-US dollar denominated securities of US and non-US issuers; and (ii) US dollar denominated securities of non-US issuers. An issuer is generally classified as non-US if it is domiciled outside of the US and derives a significant amount of its assets, revenues, or operating profits from non-US countries. Conversely, an issuer domiciled outside of the US is generally classified a US issuer if a significant amount of its assets, revenues, or operating profits is US-based. Determination of whether an issuer is a non-US issuer is made by the portfolio manager in their discretion.

The Fund may invest up to 10% of its total assets in preferred shares, including convertible preferred shares.

The Fund may invest up to 5% of its total assets in derivatives, ETFs and currencies not used for hedging purposes and uncovered (naked) short positions. For the avoidance of doubt, options, futures, swaps, other derivatives, ETFs, and securities sold short are excluded from the 5% limit to the extent such investments are used for hedging purposes to seek to minimize the impact of losses to one or more investments.

The portfolio manager expects to manage the portfolio such that the average duration remains positive and they will not borrow to enhance returns.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg U.S. Universal Bond Index, a broad-based securities market index. The Fund also compares its performance to the CPI + 200 Basis Points index, a measure of the change in cost of living plus 200 basis points. Certain past performance information shown below is for Institutional Class shares of the Fund. Although Institutional Class shares would have similar annual returns to Advisor Class shares because the classes are invested in the same portfolio of securities, the returns for Advisor Class shares will vary from Institutional Class shares because of the higher expenses paid by Advisor Class shares. The chart and table reflect the reinvestment of dividends and distributions. In addition, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bloomberg U.S. Universal Bond Index represents the union of the following Bloomberg indices: the U.S. Aggregate Index, the U.S. Corporate High Yield Index, the Investment Grade 144A Index, the Eurodollar Index, the U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. Tax-exempt municipal securities, private placements, and non-dollar-denominated issues are excluded from the Bloomberg U.S. Universal Bond Index. The only constituent of the index that includes floating-rate debt is the U.S. Emerging Markets Index. The CPI + 200 Basis Points index is created by adding 2% to the annual percentage change in the Consumer Price Index ("CPI"). This index reflects non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of U.S. consumer prices as determined by the U.S. Department of Labor Statistics.

To obtain updated monthly performance information, please visit the Fund's website at https://fpa.com/funds or call (800) 982-4372.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg U.S. Universal Bond Index, a broad-based securities market index.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The Bloomberg U.S. Universal Bond Index represents the union of the following Bloomberg indices: the U.S. Aggregate Index, the U.S. Corporate High Yield Index, the Investment Grade 144A Index, the Eurodollar Index, the U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. Tax-exempt municipal securities, private placements, and non-dollar-denominated issues are excluded from the Bloomberg U.S. Universal Bond Index. The only constituent of the index that includes floating-rate debt is the U.S. Emerging Markets Index. The CPI + 200 Basis Points index is created by adding 2% to the annual percentage change in the Consumer Price Index ("CPI"). This index reflects non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of U.S. consumer prices as determined by the U.S. Department of Labor Statistics.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	(800) 982-4372
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	https://fpa.com/funds
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	In addition, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Calendar-Year Total Return (before taxes) for Institutional Class Shares For each calendar year at NAV
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

The Fund's highest/lowest quarterly results during this time period were:

Institutional Class

Highest Calendar Quarter Return at NAV  4.11%  Quarter ended 12/31/2023

Lowest Calendar Quarter Return at NAV  (1.46)%  Quarter ended 3/31/2022

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	4.11%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(1.46%)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional tax penalty.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class Shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2024)
FPA Flexible Fixed Income Fund | FPA Flexible Fixed Income Fund - Institutional and Advisor Class | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Risk is inherent in all investing, you could lose money by investing in the Fund.
FPA Flexible Fixed Income Fund | FPA Flexible Fixed Income Fund - Institutional and Advisor Class | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Interest Rate Risk. As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of an investment in the Fund. Interest rate risk is the risk that debt securities will decline in value because of increases in interest rates. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall. When interest rates rise from a low level, fixed income securities markets may experience lower prices, increased volatility, and lower liquidity. The negative impact on fixed income securities from rate increases, regardless of the cause, could be swift and significant, which could result in significant losses by the Fund, even if such rate increases are anticipated by the portfolio manager.

FPA Flexible Fixed Income Fund | FPA Flexible Fixed Income Fund - Institutional and Advisor Class | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

FPA Flexible Fixed Income Fund | FPA Flexible Fixed Income Fund - Institutional and Advisor Class | Risks Associated with Investing in High Yield Securities [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Risks Associated with Investing in High Yield Securities. High yield bonds, which are sometimes called "junk" bonds, are highly speculative securities that are usually issued by smaller,

less credit- worthy and/or highly leveraged (indebted) companies. High yield securities are generally subject to greater levels of credit, call and liquidity risks than higher-rated securities of similar maturity. In addition, such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

FPA Flexible Fixed Income Fund | FPA Flexible Fixed Income Fund - Institutional and Advisor Class | Mortgage-Related and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Mortgage-Related and Asset-Backed Securities Risk. Mortgage-related and other asset-backed securities represent interests in "pools" of mortgages or other assets such as consumer loans or receivables held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. Mortgage-related securities, including CMBS and RMBS, are subject to "prepayment risk" (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and "extension risk" (the risk that borrowers will repay a loan more slowly in periods of rising interest rates) and can be highly sensitive to changes in interest rates. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same pool, the Fund may only receive payments after the pool's obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool's ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

FPA Flexible Fixed Income Fund | FPA Flexible Fixed Income Fund - Institutional and Advisor Class | Collateralized Debt Obligations Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Collateralized Debt Obligations Risk. The Fund may also invest in CDOs and other related instruments. The risks of an investment in a CDO depends largely on the type of collateral securities and the class of the CDO in which the Fund's invests. In addition to the normal risks associated with credit-related securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to, the risk that: (i) distributions from collateral securities may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Investments in CDOs are also more difficult to value than other investments.

FPA Flexible Fixed Income Fund | FPA Flexible Fixed Income Fund - Institutional and Advisor Class | Collateralized Loan Obligations Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Collateralized Loan Obligations Risk. The Fund is subject to asset manager, legal and regulatory, limited recourse, liquidity, redemption, and reinvestment risks as a result of the structure of CLOs in which the Fund may invest. A CLO's performance is linked to the expertise of the CLO manager and its ability to manage the CLO portfolio. Changes in the regulation of CLOs may adversely affect the value of the CLO investments held by the Fund and the ability of the Fund to execute its investment strategy. CLO debt is payable solely from the proceeds of the CLO's underlying assets and, therefore, if the income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. CLO debt securities may be subject to redemption and the timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest and the CLO manager's opportunities to invest may be limited. Such instruments are subject to credit, interest rate, valuation, prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

FPA Flexible Fixed Income Fund | FPA Flexible Fixed Income Fund - Institutional and Advisor Class | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Credit Risk. Credit risk refers to the likelihood that an issuer will default on the payment of principal and/or interest on a security. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

FPA Flexible Fixed Income Fund | FPA Flexible Fixed Income Fund - Institutional and Advisor Class | Call Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Call Risk. Issuers of callable bonds are permitted to redeem these bonds before their final maturity. If an issuer calls a security in which the Fund is invested, the Fund could lose potential price appreciation and be forced to reinvest the proceeds in securities that bear a lower interest rate or more credit risk.

FPA Flexible Fixed Income Fund | FPA Flexible Fixed Income Fund - Institutional and Advisor Class | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Liquidity Risk. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may not be able to sell the illiquid securities at an advantageous time or price.
FPA Flexible Fixed Income Fund | FPA Flexible Fixed Income Fund - Institutional and Advisor Class | Large Investor Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

FPA Flexible Fixed Income Fund | FPA Flexible Fixed Income Fund - Institutional and Advisor Class | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio manager's opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio manager may not make timely purchases or sales of securities for the Fund, the Fund's investment objective may not be achieved, or the market may continue to undervalue the Fund's securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. The frequency of trading within the Fund impacts portfolio turnover rates, which are shown in the financial highlights table. A higher rate of portfolio turnover could produce higher trading costs and taxable distributions, which would detract from the Fund's performance. Moreover, there can be no assurance that all of the Adviser's personnel will continue to be associated with the Adviser for any length of time. The loss of services of one or more key employees of the Adviser, including the Fund's portfolio manager, could have an adverse impact on the Fund's ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio manager may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

FPA Flexible Fixed Income Fund | FPA Flexible Fixed Income Fund - Institutional and Advisor Class | Private Placements and Restricted Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Private Placements and Restricted Securities Risk. Private placement securities are securities that are not registered under the federal securities laws, and are generally eligible for sale only to certain eligible investors. The Fund may invest in securities that are purchased in private placements. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when FPA believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the net asset value of the Fund. The sale of such investments may also be restricted under securities laws.

FPA Flexible Fixed Income Fund | FPA Flexible Fixed Income Fund - Institutional and Advisor Class | U.S. Government Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

U.S. Government Securities Risk. Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks in comparison to U.S. Treasury securities or other securities supported by the full faith and credit of the U.S. government.

FPA Flexible Fixed Income Fund | FPA Flexible Fixed Income Fund - Institutional and Advisor Class | Currency Transactions Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Currency Transactions Risk. Currency hedging involves many of the same risks as other derivative transactions, such as leveraging risk, market risk, liquidity risk, counterparty risk, management risk, operational risk, and legal risk. Currency derivative transactions are also subject to risks different from those of other derivative transactions and can be adversely affected by government exchange controls, limitations, or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments and based on broader factors extrinsic to any particular country's economy. There can be no assurance that currency transactions or currency hedging techniques will be successful.

FPA Flexible Fixed Income Fund | FPA Flexible Fixed Income Fund - Institutional and Advisor Class | Over-the-Counter ("OTC") Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Over-the-Counter ("OTC") Risk. Securities and derivatives traded in OTC markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the Fund pays as part of the purchase price.

FPA Flexible Fixed Income Fund | FPA Flexible Fixed Income Fund - Institutional and Advisor Class | Risks Associated with Investing in Non-U.S. Securities [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Risks Associated with Investing in Non-U.S. Securities. Non-U.S. investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. The prices of non-U.S. securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund's non-U.S. investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. In addition, since January 20, 2025, the current U.S. administration has pursued an aggressive foreign policy agenda, including the imposition of tariffs, which may have unforeseen consequences on the United States' relations with foreign countries, the economy, and markets generally. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

FPA Flexible Fixed Income Fund | FPA Flexible Fixed Income Fund - Institutional and Advisor Class | Risks Associated with Investing in Convertible Securities [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Risks Associated with Investing in Convertible Securities. A convertible security is a bond, debenture, or note that may be exchanged for particular common stocks in the future at a predetermined price or formula within a specified period of time. A convertible security entitles the holder to receive interest paid or accrued on the debt security until the convertible security matures or is redeemed. Prior to redemption, convertible securities provide benefits similar to nonconvertible debt securities in that they generally provide income with higher yields than those of similar common stocks. Convertible securities may entail less risk than the corporation's common stocks. Convertible securities are generally not investment grade. The risks of nonpayment of the principal and interest increase when debt securities are rated lower than investment grade or are not rated.

FPA Flexible Fixed Income Fund | FPA Flexible Fixed Income Fund - Institutional and Advisor Class | Recent Market Events [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. For example, in recent years the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the COVID-19 pandemic and inflation have resulted in extreme volatility in the global economy and in global financial markets. In addition, military conflicts and wars have caused or could continue to cause market disruptions in the regions and globally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund's investments, impair the Fund's ability to satisfy redemption requests, and negatively impact the Fund's performance.

FPA Flexible Fixed Income Fund | FPA Flexible Fixed Income Fund - Institutional and Advisor Class | Cybersecurity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder's ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

FPA Flexible Fixed Income Fund | FPA Flexible Fixed Income Fund - Institutional and Advisor Class | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Redemption Fee	oef_RedemptionFee	$ 0
Exchange Fee	oef_ExchangeFee	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder Service Fee	oef_Component1OtherExpensesOverAssets	0.07%
Other Expenses before Short Sale Dividend and Interest Expenses	oef_Component2OtherExpensesOverAssets	0.05%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.62%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 57
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	191
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	338
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 767
FPA Flexible Fixed Income Fund | FPA Flexible Fixed Income Fund - Institutional and Advisor Class | Advisor Class
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Redemption Fee	oef_RedemptionFee	$ 0
Exchange Fee	oef_ExchangeFee	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder Service Fee	oef_Component1OtherExpensesOverAssets	0.10%
Other Expenses before Short Sale Dividend and Interest Expenses	oef_Component2OtherExpensesOverAssets	0.05%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.65%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	203
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 805
FPA Flexible Fixed Income Fund - Institutional and Advisor Class | Bloomberg U.S. Universal Bond Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.04%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.54%
FPA Flexible Fixed Income Fund - Institutional and Advisor Class | CPI + 200 Basis Points
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.98%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.98%
FPA Flexible Fixed Income Fund - Institutional and Advisor Class | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	3.78%
Annual Return [Percent]	oef_AnnlRtrPct	4.70%
Annual Return [Percent]	oef_AnnlRtrPct	1.77%
Annual Return [Percent]	oef_AnnlRtrPct	(2.82%)
Annual Return [Percent]	oef_AnnlRtrPct	9.02%
Annual Return [Percent]	oef_AnnlRtrPct	5.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.52%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.56%
Performance Inception Date	oef_PerfInceptionDate	Dec. 30, 2018
FPA Flexible Fixed Income Fund - Institutional and Advisor Class | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.10%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.21%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.30%	[2]
FPA Flexible Fixed Income Fund - Institutional and Advisor Class | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.94%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.22%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.27%	[2]
FPA Flexible Fixed Income Fund - Institutional and Advisor Class | Advisor Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.16%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.17%
Performance Inception Date	oef_PerfInceptionDate	Apr. 19, 2021

[1]	First Pacific Advisors, LP (the "Adviser" or "FPA"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, redemption liquidity service expenses, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business) in excess of 0.554% of the average net assets of the Fund attributable to the Institutional Class and 0.604% of the average net assets of the Fund attributable to the Advisor Class for the period ending June 30, 2026. Any expenses reimbursed to the Fund by FPA during any of the previous 36 months may be recouped by FPA, provided the Fund's Total Annual Fund Operating Expenses do not exceed 0.64% of the average net assets of the Fund attributable to the Institutional Class and 0.74% of the average net assets of the Fund attributable to the Advisor Class for any subsequent calendar year, regardless of whether there is a then-effective higher expense limit. This agreement may only be terminated earlier by the Fund's Board of Trustees (the "Board") or upon termination of the Advisory Agreement.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional tax penalty. The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares. After-tax returns are shown for Institutional Class Shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class.